Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,826,320)	$ (275,842)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	129,493	86,607
Stock based compensation	602,750	0
Gain on extinguishment of debt	(3,488,860)	(67,227)
Amortization of debt discount	515,975	51,739
Derivative liability	(687,124)	(54,624)
Changes in operating assets and liabilities:
Accounts receivable	771,432	0
Inventory	1,175,869	0
Unbilled revenue	822,031	0
Contract liability	(922,631)	0
Accounts payable and accrued expenses	(2,041,131)	269,589
Operating lease liabilities	2,451,692	0
Other current liabilities	(3,672,703)	0
Net cash used by operating activities	(11,363,470)	8,192
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(754,961)	0
Business acquisitions, net of cash received	(583,319)	0
Capitalized patents	(191,420)	(4,969)
Deposits	(159,453)	0
Net cash used by investing activities	(1,689,153)	(4,969)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	14,593,327	0
Proceeds from convertible debentures	1,102,700	40,000
Repayments of convertible debentures	(384,600)	0
Proceeds from related party notes payable	0	(44,096)
Proceeds from notes payable	2,000,000	0
Net cash provided by financing activities	17,311,427	(4,096)
NET INCREASE (DECREASE) IN CASH	4,258,804	(873)
Effect of exchange rate on cash	(600,295)	0
CASH, beginning of year	337	1,210
CASH, end of year	3,658,846	337
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	0	0
Income taxes	$ 0	$ 0